Fees Summary	Sep. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,247,944,000.00
Previously Paid Amount	0.00
Total Fee Amount	191,060.23
Total Offset Amount	0.00
Net Fee	191,060.23
Narrative - Max Aggregate Offering Price	$ 1,247,944,000.00
Final Prospectus	true